SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Options (thousands)	Average price
Outstanding as at January 1, 2024	8,799	1.85
Granted	2,996	1.88
Exercised	(2,615)	1.36
Forfeited	(97)	1.97
Expired	(50)	0.91
Outstanding as at January 1, 2025	9,033	2.01
Granted	2,813	3.06
Exercised	(3,193)	1.74
Forfeited	(158)	2.47
Outstanding as at December 31, 2025	8,495	2.45
Exercisable as at December 31, 2025	5,793	2.35

Disclosure of options and average life [Table Text Block]
Range of exercise price	Options (thousands)	Average life (years)
$1.58 to $1.73	208	0.09
$1.73 to $1.82	31	2.83
$1.83 to $2.57	4,366	2.58
$2.58 to $3.05	1,311	1.05
$3.06 to $3.51	2,579	4.01

Disclosure of inputs used in measurement of fair value at grant date [Table Text Block]
	2025	2024
Expected term (years)	5.0	5.0
Volatility	64%	64%
Dividend yield	0%	0%
Risk-free interest rate	3.1%	3.5%
Weighted-average fair value per option	$1.73	$1.05

Disclosure of RSUs, DSUs and PSUs issued and outstanding [Table Text Block]
	PSUs (thousands)	DSUs (thousands)	RSUs (thousands)
Outstanding as at January 1, 2024	1,955	2,301	370
Granted	880	304	500
Forfeited	-	-	(80)
Settled	(530)	-	-
Outstanding as at December 31, 2024	2,305	2,605	790
Granted	742	265	489
Forfeited	-	-	(186)
Settled	(595)	-	-
Outstanding as at December 31, 2025	2,452	2,870	1,093

Disclosure of share based compensation expense (recovery) [Table Text Block]
	Years ended December 31,
	2025	2024
Share options expensed in general and administrative (1)	3,878	2,710
Share options expensed in production costs (1)	604	423
Performance share units expense	2,986	2,713
Restricted share units expense	683	566
Change in fair value of deferred share units	15,002	3,013
Share-based compensation expense	23,153	9,425